Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share [text block]
23 Earnings per share
Basic earnings per share amounts are calculated by dividing the net profit (loss) for the year attributable to ordinary equity holders of the parent company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holder of the parent company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all warrants and the weighted average number of ordinary shares that would be issued on conversion of the convertible debt. If there is a net loss after taxes, the number of diluted shares is equal to the basic shares.
The net profit (loss) for the year used for the basic and diluted earnings per share are reconciled as follows:

	For the year ended December 31
in 000€	2021	2020*	2019
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	13,154	(7,044)	1,586
Interest on convertible bonds	—	—	50
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	13,154	(7,044)	1,636

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
The warrants are dilutive at December 31, 2021. The convertible bond has been converted in shares as per October 9, 2020. We refer to Note 13. The convertible bonds and the warrants are dilutive as per December 31, 2021 and 2019 and are anti-dilutive as per December 31, 2020.
The following reflects the share data used in the basic and diluted earnings per share computations:

	For the year ended December 31
in 000	2021	2020	2019
Weighted average number of ordinary shares for basic earnings per share	56,685	53,364	52,915
Effect of dilution:
Warrants	158	—	563
Convertible loan	—	—	509
Weighted average number of ordinary shares adjusted for effect of dilution	56,843	53,364	53,987
The earnings per share are as follows:

	For the year ended December 31
	2021	2020	2019
Earnings per share attributable to the owners of the parent
Basic	0.23	(0.13)	0.03
Diluted	0.23	(0.13)	0.03